Fair value measurement	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair value measurement
Note 11.	Fair value measurement

U.S. GAAP establishes a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires us to use observable inputs when available and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

●	Level 1 - Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

●	Level 2 - Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

●	Level 3 - Unobservable inputs for which there is little or no market data, and which require us to develop our own estimates and assumptions reflecting those that a market participant would use.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. There were no instruments measured at fair value on a recurring basis using significant unobservable inputs during the years ended December 31, 2025 and 2024.

The valuation techniques that may be used to measure fair value are as follows:

●	Market approach - Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities;

●	Income approach - Uses valuation techniques to convert future amounts to a single present amount based on current market expectations about those future amounts; and

●	Cost approach - Based on the amount that currently would be required to replace the service capacity of an asset (i.e., replacement cost).

All of our money market funds are classified within Level I of the fair value hierarchy because they were valued using quoted prices in active markets.

Our cash and cash equivalents consisted of the following:

	December 31, 2025
	Carrying Value	Fair Value
Cash	$155,982	$155,982
Money Market funds	10,649,748	10,649,748
Total cash and cash equivalents	$10,805,730	$10,805,730

	December 31, 2024
	Carrying Value	Fair Value
Cash	$179,541	$179,541
Money Market funds	7,182,490	7,182,490
Total cash and cash equivalents	7,362,031	7,362,031

Disclosure of Fair Values

The carrying amounts of accounts receivable, accounts payable and accrued expenses approximate their fair value as of December 31, 2025 and 2024 due to the relatively short duration of these instruments. Additionally, the carrying value of our debt associated with the term loan facility approximates fair value because the interest rates are variable and reset on relatively short durations to then-market rates.